Capital Management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Capital Management [Abstract]
Summary of Capital Management

The Company defines its capital as shareholders’ equity including warrants presented as a liability and long-term debt (including the current portion) less cash and cash equivalents.

	December 31,	December 31,
	2020	2019
Warrant liability	$11,640	$—
Lease liabilities	33,452	38,237
Long-term debt	40,532	8,834
Total equity	15,012	94,934
Cash and cash equivalents	(45,075)	(61,285)
Total capital	$55,561	$80,720